Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Business Segment Information [Abstract]
Segment Reporting Information, by Segment

	Operating Earnings
	The Americas
Year Ended December 31, 2011	Retail	Group, Voluntary & Worksite Benefits	Corporate Benefit Funding	Latin America	Total	Asia	EMEA	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$6,711	$13,949	$2,848	$2,514	$26,022	$7,716	$2,477	$54	$36,269	$92	$36,361
Universal life and investment-type product policy fees	4,096	630	232	757	5,715	1,343	315	155	7,528	278	7,806
Net investment income	7,414	1,768	5,506	1,025	15,713	2,475	562	888	19,638	(52)	19,586
Other revenues	779	390	249	15	1,433	36	123	60	1,652	880	2,532
Net investment gains (losses)	—	—	—	—	—	—	—	—	—	(867)	(867)
Net derivative gains (losses)	—	—	—	—	—	—	—	—	—	4,824	4,824

Total revenues	19,000	16,737	8,835	4,311	48,883	11,570	3,477	1,157	65,087	5,155	70,242

Expenses
Policyholder benefits and claims and policyholder dividends	9,220	13,015	5,287	2,064	29,586	5,239	1,290	126	36,241	676	36,917
Interest credited to policyholder account balances	2,412	178	1,323	371	4,284	1,607	166	—	6,057	(454)	5,603
Capitalization of DAC	(2,339)	(176)	(25)	(295)	(2,835)	(2,045)	(669)	—	(5,549)	(9)	(5,558)
Amortization of DAC and VOBA	1,845	186	17	207	2,255	1,486	613	1	4,355	543	4,898
Amortization of negative VOBA	—	—	—	(6)	(6)	(560)	(53)	—	(619)	(78)	(697)
Interest expense on debt	1	—	9	1	11	—	—	1,293	1,304	325	1,629
Other expenses	5,854	2,198	513	1,305	9,870	4,522	1,723	505	16,620	1,645	18,265

Total expenses	16,993	15,401	7,124	3,647	43,165	10,249	3,070	1,925	58,409	2,648	61,057

Provision for income tax expense (benefit)	672	445	599	150	1,866	441	156	(584)	1,879	914	2,793

Operating earnings	$1,335	$891	$1,112	$514	$3,852	$880	$251	$(184)	$4,799

Adjustments to:
Total revenues									5,155
Total expenses									(2,648)
Provision for income tax (expense) benefit									(914)

Income (loss) from continuing operations, net of income tax									$6,392		$6,392

At December 31, 2011	Retail	Group, Voluntary & Worksite Benefits	Corporate Benefit Funding	Latin America	Asia (1)	EMEA	Corporate & Other	Total
	(In millions)
Total assets	$301,591	$45,197	$195,217	$20,315	$115,806	$30,040	$88,060	$796,226
Separate account assets	$128,208	$479	$64,851	$2,880	$6,599	$6	$—	$203,023
Separate account liabilities	$128,208	$479	$64,851	$2,880	$6,599	$6	$—	$203,023

(1)	Total assets includes $103.9 billion of assets from the Japan operations which represents 13% of total consolidated assets.

	Operating Earnings
	The Americas
Year Ended December 31, 2010	Retail	Group, Voluntary & Worksite Benefits	Corporate Benefit Funding	Latin America	Total	Asia	EMEA	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$6,491	$14,100	$2,345	$1,969	$24,905	$1,716	$439	$11	$27,071	$—	$27,071
Universal life and investment-type product policy fees	3,655	616	226	630	5,127	502	50	138	5,817	211	6,028
Net investment income	7,644	1,702	5,280	927	15,553	497	155	650	16,855	639	17,494
Other revenues	633	369	247	12	1,261	14	9	109	1,393	935	2,328
Net investment gains (losses)	—	—	—	—	—	—	—	—	—	(408)	(408)
Net derivative gains (losses)	—	—	—	—	—	—	—	—	—	(265)	(265)

Total revenues	18,423	16,787	8,098	3,538	46,846	2,729	653	908	51,136	1,112	52,248

Expenses
Policyholder benefits and claims and policyholder dividends	8,835	13,112	4,677	1,829	28,453	1,351	137	33	29,974	698	30,672
Interest credited to policyholder account balances	2,381	192	1,447	370	4,390	183	124	—	4,697	222	4,919
Capitalization of DAC	(1,769)	(187)	(18)	(221)	(2,195)	(459)	(116)	—	(2,770)	—	(2,770)
Amortization of DAC and VOBA	1,724	181	16	144	2,065	290	87	1	2,443	34	2,477
Amortization of negative VOBA	—	—	—	(1)	(1)	(49)	(7)	—	(57)	(7)	(64)
Interest expense on debt	2	—	8	1	11	1	1	1,124	1,137	413	1,550
Other expenses	5,059	2,193	494	901	8,647	1,142	434	379	10,602	1,132	11,734

Total expenses	16,232	15,491	6,624	3,023	41,370	2,459	660	1,537	46,026	2,492	48,518

Provision for income tax expense (benefit)	735	427	516	92	1,770	46	—	(402)	1,414	(304)	1,110

Operating earnings	$1,456	$869	$958	$423	$3,706	$224	$(7)	$(227)	$3,696

Adjustments to:
Total revenues									1,112
Total expenses									(2,492)
Provision for income tax (expense) benefit									304

Income (loss) from continuing operations, net of income tax									$2,620		$2,620

At December 31, 2010	Retail	Group, Voluntary & Worksite Benefits	Corporate Benefit Funding	Latin America	Asia (1)	EMEA	Corporate & Other	Total
	(In millions)
Total assets	$277,948	$40,036	$179,672	$22,079	$111,832	$29,090	$67,592	$728,249
Separate account assets	$116,357	$492	$56,624	$2,691	$6,737	$237	$—	$183,138
Separate account liabilities	$116,357	$492	$56,624	$2,691	$6,737	$237	$—	$183,138

(1)	Total assets includes $87.5 billion of assets from the Japan operations which represents 12% of total consolidated assets.

	Operating Earnings
	The Americas
Year Ended December 31, 2009	Retail	Group, Voluntary & Worksite Benefits	Corporate Benefit Funding	Latin America	Total	Asia	EMEA	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$6,748	$13,945	$2,561	$1,562	$24,816	$1,023	$299	$19	$26,157	$—	$26,157
Universal life and investment-type product policy fees	3,191	633	176	546	4,546	390	13	106	5,055	142	5,197
Net investment income	7,137	1,516	4,766	624	14,043	356	104	77	14,580	149	14,729
Other revenues	564	420	239	7	1,230	2	5	44	1,281	1,048	2,329
Net investment gains (losses)	—	—	—	—	—	—	—	—	—	(2,901)	(2,901)
Net derivative gains (losses)	—	—	—	—	—	—	—	—	—	(4,866)	(4,866)

Total revenues	17,640	16,514	7,742	2,739	44,635	1,771	421	246	47,073	(6,428)	40,645

Expenses
Policyholder benefits and claims and policyholder dividends	8,946	13,031	4,797	1,412	28,186	844	60	16	29,106	548	29,654
Interest credited to policyholder account balances	2,429	210	1,633	331	4,603	148	98	—	4,849	(4)	4,845
Capitalization of DAC	(1,782)	(197)	(13)	(155)	(2,147)	(311)	(44)	—	(2,502)	—	(2,502)
Amortization of DAC and VOBA	1,328	194	14	111	1,647	194	41	3	1,885	(830)	1,055
Amortization of negative VOBA	—	—	—	—	—	—	—	—	—	—	—
Interest expense on debt	6	—	3	1	10	2	5	1,014	1,031	13	1,044
Other expenses	5,139	2,206	484	654	8,483	756	324	515	10,078	1,086	11,164

Total expenses	16,066	15,444	6,918	2,354	40,782	1,633	484	1,548	44,447	813	45,260

Provision for income tax expense (benefit)	504	344	273	120	1,241	1	(13)	(762)	467	(2,573)	(2,106)

Operating earnings	$1,070	$726	$551	$265	$2,612	$137	$(50)	$(540)	$2,159

Adjustments to:
Total revenues									(6,428)
Total expenses									(813)
Provision for income tax (expense) benefit									2,573

Income (loss) from continuing operations, net of income tax									$(2,509)		$(2,509)

Premiums, Universal Life and Investment-Type Policy Fees and Other Revenue by Product Groups for Reportable Segment

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Life insurance (1)	$30,486	$23,978	$22,774
Accident and health	12,269	7,480	6,897
Property and casualty insurance	3,043	2,956	2,946
Non-insurance	901	1,013	1,066

Total	$46,699	$35,427	$33,683

(1)	Includes Annuities and Corporate Benefit Funding products.